Derivative liability	12 Months Ended
Dec. 31, 2013
Derivative liability [Abstract]
Derivative liability

Note 12 - Derivative liability:

On October 16, 2013, the Merger provided for up to an additional $14,100,000 of payments to the TOG Members and the Liquidating Trust based on a formula as described in the Merger Agreement and which is contingent upon the exercise of outstanding Company warrants to purchase 5,750,000 shares of Common Stock at an exercise price of $5.00 per share (the "Parent Warrants"). The Company is required to make any payments on a monthly basis. Additionally, certain One Group employees are entitled to receive a contingent sign-on bonus of an aggregate of approximately $900,000 upon the exercise of the Parent Warrants. Any Parent Warrants that are unexercised will expire on the date that is the earlier of (i) February 27, 2016 or (ii) the forty-fifth (45th) day following the date that the Company's Common Stock closes at or above $6.25 per share for 20 out of 30 trading days commencing on February 27, 2014.

The Company estimates the fair value of the derivative liability using the Monte Carlo method, which is comprised of the $14,100,000 in payments and the $900,000 in contingent sign-on bonus for a total of $15,000,000. The fair value of the derivative liability is initially measured on October 16, 2013 and is re-measured at the end of every reporting period with the change in value over the period reported in the statement of operations as a derivative expense. In applying the Monte Carlo method, the Company uses the following key inputs and assumptions; the stock price on the valuation date, the exercise price of the warrants of $5.00, the trigger price of $6.25, the expected volatility which is based on an analysis of comparable companies historical stock price volatilities for a period comparable to the term of the warrants, the expected months until effective registration statement, the term based on the period from the valuation date until the two-year period following the expected date of the effective registration, the risk-free rate based on the rate of US treasury securities with the same term and the discount rate based on the aggregate of the expected short-term margin and the risk-free rate.

The following tables summarize the components of derivative liabilities:

		Measurement
		Date
	December 31,	October 16,
	2013	2013
Fair value of derivative liability	$10,095,000	$7,648,000

Significant assumptions (or ranges):
Trading market values (1)	$5.75	$5.00
Term (years) (2)	2.08	2.25
Expected volatility (1)	41.4%	35.6%
Risk-free rate (2)	0.38%	0.42%
Discount rate (3)	1.24%	1.28%
Effective Exercise price (2)	$5.00	$5.00
Trigger price (2)	$6.25	$6.25
Expected months until effective registration (3)	1	3

Fair value hierarchy:

(1)	Level 1 inputs are quoted prices in active markets for identical assets and liabilities, or derived therefrom.

(2)	Level 2 inputs are inputs other than quoted prices that are observable.

(3)	Level 3 inputs are unobservable inputs. Inputs for which any parts are level 3 inputs are classified as level 3 in their entirety.

The Company recorded $10,095,000 of derivative expense for the year ended December 31, 2013.